Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 $ / shares $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	2,615,000	1,920,000	1,920,000	2,235,000	2,235,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period | $ / shares	$ 0.23	$ 0.23		$ 0.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0	965,000	965,000	525,000	525,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.00	$ 0.24		$ 0.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	(162,000)	(162,000)	(408,000)	(408,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | (per share)	$ 0.00	$ 0.12	$ 0.15	$ 0.12	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0	(108,000)	(108,000)	(432,000)	(432,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price | $ / shares	$ 0.00	$ 0.36		$ 0.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	2,615,000	2,615,000	2,615,000	1,920,000	1,920,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period | $ / shares	$ 0.23	$ 0.23		$ 0.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,615,500	2,505,500	2,505,500	1,920,000	1,920,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 0.23